Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Trade payables	£ 2,271	£ 3,268	£ 2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	6,502	6,437	5,421
Tax and social security	359	670	183
Deferred revenue	1,141	1,300	1,480
Total trade and other payables	£ 8,002	£ 8,407	£ 7,084